INCOME TAX - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
U.S. statutory rate applied to income before income tax	$ 17,071	$ 17,440	$ 15,472
Purchased tax credits	(1,836)	0	0
Tax credit investments, net of amortization	(807)	(373)	(235)
Tax-exempt interest income	(1,155)	(522)	(508)
Bank owned life insurance	(249)	(175)	(99)
Non-deductible meals, entertainment and memberships	114	83	77
Share-based compensation	(323)	(130)	(50)
Employee stock ownership plan dividends	(116)	(108)	(106)
Other, net	51	41	58
Income tax expense	$ 12,750	$ 16,256	$ 14,609
Percent
U.S. statutory rate applied to income before income tax	21.00%	21.00%	21.00%
Purchased tax credits	(2.30%)	0.00%	0.00%
Tax credit investments, net of amortization	(1.00%)	(0.50%)	(0.30%)
Tax-exempt interest income	(1.40%)	(0.60%)	(0.70%)
Bank owned life insurance	(0.30%)	(0.20%)	(0.10%)
Non-deductible meals, entertainment and memberships	0.10%	0.10%	0.10%
Share-based compensation	(0.40%)	(0.20%)	(0.10%)
Employee stock ownership plan dividends	(0.10%)	(0.10%)	(0.20%)
Other, net	0.10%	0.10%	0.10%
Income tax expense	15.70%	19.60%	19.80%
Tax Jurisdiction of Domicile [Extensible Enumeration]	UNITED STATES